united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste. 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 98.2%
	AEROSPACE/DEFENSE - 0.5%
17	AAR Corp.	$553
14	CPI Aerostructures, Inc. *	91
48	Wesco Aircraft Holdings, Inc. *	422
		1,066
	AGRICULTURE - 0.7%
15	Andersons, Inc. (The)	483
14	Tejon Ranch Co. *	246
13	Universal Corp.	749
		1,478
	AIRLINES - 0.9%
36	Hawaiian Holdings, Inc.	945
18	SkyWest, Inc.	977
		1,922
	APPAREL - 0.3%
6	Lakeland Industries, Inc. *	70
17	Rocky Brands, Inc.	407
3	Unifi, Inc. *	58
		535
	AUTO MANUFACTURERS - 0.1%
21	Wabash National Corp.	285

	AUTO PARTS & EQUIPMENT - 1.1%
91	American Axle & Manufacturing Holdings, Inc. *	1,302
31	Cooper Tire & Rubber Co.	927
2	Miller Industries, Inc.	62
2	Tower International, Inc.	42
		2,333
	BANKS - 19.4%
7	Allegiance Bancshares, Inc. *	236
4	American National Bankshares, Inc.	140
10	Ameris Bancorp	344
5	Ames National Corp.	137
29	Associated Banc-Corp.	619
14	Atlantic Capital Bancshares, Inc. *	250
33	Bancorp, Inc. (The) *	267
30	BancorpSouth Bank	847
16	BankUnited, Inc.	534
10	Banner Corp.	542
10	Bar Harbor Bankshares	259
9	Blue Hills Bancorp, Inc.	215
8	Bridge Bancorp, Inc.	234
6	Bridgewater Bancshares, Inc. *	62
1	Bryn Mawr Bank Corp.	36
13	Byline Bancorp, Inc. *	240
4	Capital City Bank Group, Inc.	87
5	Carolina Financial Corp.	173
16	Cathay General Bancorp	543
8	CBTX, Inc.	260
19	CenterState Bank Corp.	452
9	Central Pacific Financial Corp.	260
1	Central Valley Community Bancorp	20
15	Chemical Financial Corp.	617
6	Citizens & Northern Corp.	150
4	Civista Bancshares, Inc.	87
5	Codorus Valley Bancorp, Inc.	107
14	Columbia Banking System, Inc.	458
5	Community Trust Bancorp, Inc.	205
10	ConnectOne Bancorp, Inc.	197
8	Customers Bancorp, Inc. *	146
27	CVB Financial Corp.	568
4	Enterprise Bancorp, Inc.	115
14	Enterprise Financial Services Corp.	571
4	Equity Bancshares, Inc. *	115
12	Farmers National Banc Corp.	165
17	Fifth Third Bancorp	429
4	Financial Institutions, Inc.	109
4	First Bancorp, Inc.	100
42	First Bancorp	481
15	First Bancorp	521
12	First Bancshares, Inc.	371
15	First Busey Corp.	366
1	First Business Financial Services, Inc.	20
26	First Commonwealth Financial Corp.	328
1	First Community Corp.	19
20	First Financial Bancorp	481
4	First Financial Corp.	168
5	First Guaranty Bancshares, Inc.	103
26	First Hawaiian, Inc.	677
18	First Interstate BancSystem, Inc.	717
11	First Merchants Corp.	405
21	First Midwest Bancorp, Inc.	430
6	First Northwest Bancorp	93
3	First United Corp.	52
12	Flagstar Bancorp, Inc.	395
74	FNB Corp.	784
4	Franklin Financial Network, Inc.	116
33	Fulton Financial Corp.	511
10	Great Southern Bancorp, Inc.	519
12	Great Western Bancorp, Inc.	379
4	Guaranty Bancshares, Inc.	117
16	Hancock Whitney Corp.	646
8	Hanmi Financial Corp.	170
18	Heartland Financial USA, Inc.	768
10	Heritage Commerce Corp.	121
9	Heritage Financial Corp.	271
31	Hilltop Holdings, Inc.	566
33	Home BancShares, Inc.	580
7	HomeStreet, Inc. *	184
28	Hope Bancorp, Inc.	366
21	Horizon Bancorp, Inc.	338
4	Howard Bancorp, Inc. *	59
11	IBERIABANK Corp.	789
6	Independent Bank Corp.	129
9	Independent Bank Group, Inc.	462
13	International Bancshares Corp.	494
5	Investar Holding Corp.	114
22	Kearny Financial Corp.	283
11	Lakeland Bancorp, Inc.	164
1	LCNB Corp.	17
4	Mercantile Bank Corp.	131
2	Metropolitan Bank Holding Corp. *	70
10	Midland States Bancorp, Inc.	241
4	MidSouth Bancorp, Inc.	46
4	MidWestOne Financial Group, Inc.	109
5	MVB Financial Corp.	76
9	National Bank Holdings Corp.	299
4	National Commerce Corp.	157
13	NBT Bancorp, Inc.	468
3	Nicolet Bankshares, Inc. *	179
1	Northeast Bancorp	21
2	Northrim Bancorp, Inc.	69
2	Oak Valley Bancorp	35
16	OFG Bancorp	317
6	Old Line Bancshares, Inc.	150
36	Old National Bancorp	590
12	Opus Bank	238
3	Orrstown Financial Services, Inc.	56
8	Pacific Mercantile Bancorp *	61
5	Parke Bancorp, Inc.	104
6	PCSB Financial Corp.	117
4	Peapack Gladstone Financial Corp.	105
3	Penns Woods Bancorp, Inc.	123
7	Peoples Bancorp, Inc.	217
5	Premier Financial Bancorp, Inc.	79
10	QCR Holdings, Inc.	339
11	RBB Bancorp	207
12	Renasant Corp.	406
10	Republic Bancorp, Inc.	447
22	Republic First Bancorp, Inc. *	116
18	S&T Bancorp, Inc.	712
8	Sandy Spring Bancorp, Inc.	250
4	SB One Bancorp	87
10	Select Bancorp, Inc. *	114
4	Shore Bancshares, Inc.	60
6	Sierra Bancorp	146
19	Simmons First National Corp.	465
5	SmartFinancial, Inc. *	95
2	Southern First Bancshares, Inc. *	68
5	Southern National Bancorp of Virginia, Inc.	73
8	Southside Bancshares, Inc.	266
7	Summit Financial Group, Inc.	186
28	TCF Financial Corp.	579
11	Texas Capital Bancshares, Inc. *	600
16	Towne Bank	396
15	TriCo Bancshares	589
9	TriState Capital Holdings, Inc. *	184
8	Triumph Bancorp, Inc. *	235
20	TrustCo Bank Corp.	155
13	Trustmark Corp.	437
7	UMB Financial Corp.	448
35	Umpqua Holdings Corp.	578
20	United Bankshares, Inc.	725
16	United Community Banks, Inc.	399
7	Univest Financial Corp.	171
52	Valley National Bancorp	498
13	Veritex Holdings, Inc.	315
13	WesBanco, Inc.	517
9	Western New England Bancorp, Inc.	83
8	Wintrust Financial Corp.	539
		41,013
	BEVERAGES - 0.0% **
8	Coffee Holding Co., Inc. *	43

	BIOTECHNOLOGY - 0.4%
25	Acorda Therapeutics, Inc. *	332
18	Five Prime Therapeutics, Inc. *	241
82	PDL BioPharma, Inc. *	305
		878
	BUILDING MATERIALS - 0.1%
14	Armstrong Flooring, Inc. *	190

	CHEMICALS - 1.1%
13	American Vanguard Corp.	224
56	Intrepid Potash, Inc. *	212
35	Landec Corp. *	430
19	Minerals Technologies, Inc.	1,117
21	Rayonier Advanced Materials, Inc.	285
		2,268
	COAL - 1.3%
187	Gran Tierra Energy, Inc. *	424
18	Hallador Energy Co.	95
66	Peabody Energy Corp.	1,870
31	SunCoke Energy, Inc. *	263
		2,652

	COMMERCIAL SERVICES - 3.4%
42	Acacia Research Corp. *	137
36	ARC Document Solutions, Inc. *	80
15	CAI International, Inc. *	348
7	Carriage Services, Inc.	135
51	Cross Country Healthcare, Inc. *	359
1	Graham Holdings Co.	683
62	Hertz Global Holdings, Inc. *	1,077
20	Kelly Services, Inc.	441
58	Macquarie Infrastructure Corp.	2,391
16	Matthews International Corp.	591
23	Navigant Consulting, Inc.	448
12	SEACOR Marine Holdings, Inc. *	160
6	TrueBlue, Inc. *	142
6	Vectrus, Inc. *	160
		7,152
	COMPUTERS - 1.6%
32	Electronics For Imaging, Inc. *	861
23	KeyW Holding Corp. (The) *	198
46	NetScout Systems, Inc. *	1,291
10	NetSol Technologies, Inc. *	65
33	Sykes Enterprises, Inc. *	933
		3,348
	COSMETICS/PERSONAL CARE - 0.2%
12	Edgewell Personal Care Co. *	527

	DISTRIBUTION/WHOLESALE - 3.2%
20	Anixter International, Inc. *	1,122
31	G-III Apparel Group Ltd. *	1,239
24	Houston Wire & Cable Co. *	152
29	ScanSource, Inc. *	1,039
55	Triton International Ltd.	1,711
15	Veritiv Corp. *	395
21	WESCO International, Inc. *	1,113
		6,771
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
52	Air Lease Corp.	1,786
56	Aircastle Ltd.	1,133
7	Associated Capital Group, Inc.	277
18	Boston Private Financial Holdings, Inc.	197
9	Consumer Portfolio Services, Inc. *	31
10	Cowen, Inc. *	145
9	Encore Capital Group, Inc. *	245
9	GAIN Capital Holdings, Inc.	57
10	Great Elm Capital Group, Inc. *	43
2	INTL. FCStone, Inc. *	78
18	Legg Mason, Inc.	493
66	LendingClub Corp. *	204
4	Marlin Business Services Corp.	86
24	Mr Cooper Group, Inc. *	230
73	Navient Corp.	845
6	Oppenheimer Holdings, Inc.	156
4	Piper Jaffray Cos.	291
14	PRA Group, Inc. *	375
5	Regional Management Corp. *	122
11	Stifel Financial Corp.	580
3	Virtus Investment Partners, Inc.	293
24	Waddell & Reed Financial, Inc.	415
		8,082
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
10	Powell Industries, Inc.	266

	ELECTRONICS - 2.5%
2	Bel Fuse, Inc.	51
31	Benchmark Electronics, Inc.	814
14	Comtech Telecommunications Corp.	325
31	Kimball Electronics, Inc. *	480
50	Knowles Corp. *	882
48	Sanmina Corp. *	1,385
108	TTM Technologies, Inc. *	1,267
		5,204
	ENERGY - ALTERNATE SOURCES - 0.5%
20	Green Plains, Inc.	334
16	Renewable Energy Group, Inc. *	351
5	REX American Resources Corp. *	403
		1,088
	ENGINEERING & CONSTRUCTION - 0.5%
17	Aegion Corp. *	299
6	Argan, Inc.	300
25	Tutor Perini Corp. *	428
		1,027
	ENTERTAINMENT - 1.3%
82	AMC Entertainment Holdings, Inc.	1,218
18	Golden Entertainment, Inc. *	255
28	International Speedway Corp.	1,222
		2,695
	ENVIRONMENTAL CONTROL - 0.1%
20	CECO Environmental Corp. *	144

	FOOD - 2.3%
8	Fresh Del Monte Produce, Inc.	216
88	Hostess Brands, Inc. *	1,100
14	Ingles Markets, Inc.	387
20	SpartanNash Co.	317
25	TreeHouse Foods, Inc. *	1,614
25	Village Super Market, Inc.	683
14	Weis Markets, Inc.	571
		4,888
	FOREST PRODUCTS & PAPER - 1.5%
34	Domtar Corp.	1,688
31	Mercer International, Inc.	419
3	PH Glatfelter Co.	42
45	Resolute Forest Products, Inc.	356
5	Schweitzer-Mauduit International, Inc.	194
22	Verso Corp. *	471
		3,170

	HAND/MACHINE TOOLS - 1.9%
55	Colfax Corp. *	1,632
30	Regal Beloit Corp.	2,456
		4,088
	HEALTHCARE PRODUCTS - 1.0%
19	AngioDynamics, Inc. *	434
6	FONAR Corp. *	123
66	Patterson Cos, Inc.	1,442
9	RTI Surgical, Inc. *	54
		2,053
	HEALTHCARE - SERVICES - 2.4%
62	Acadia Healthcare Co., Inc. *	1,817
112	Brookdale Senior Living, Inc. *	737
21	National HealthCare Corp.	1,593
20	Syneos Health, Inc. *	1,035
		5,182
	HOME BUILDERS - 3.2%
26	Century Communities, Inc. *	623
45	KB Home	1,088
50	MDC Holdings, Inc.	1,453
22	MI Homes, Inc. *	586
31	Meritage Homes Corp. *	1,386
13	New Home Co., Inc. (The) *	62
115	TRI Pointe Group, Inc. *	1,454
		6,652
	HOME FURNISHINGS - 0.4%
22	Ethan Allen Interiors, Inc.	421
8	Flexsteel Industries, Inc.	186
54	VOXX International Corp. *	249
		856
	HOUSEWARE PRODUCTS/WARES - 0.1%
17	Quanex Building Products Corp.	270

	INSURANCE - 4.3%
10	Ambac Financial Group, Inc. *	181
26	American Equity Investment Life Holding Co.	703
8	Argo Group International Holdings Ltd.	565
14	Assured Guaranty Ltd.	622
49	CNO Financial Group, Inc.	793
10	Employers Holdings, Inc.	401
4	Enstar Group Ltd. *	696
3	FedNat Holding Co.	48
93	Genworth Financial, Inc. *	356
1	Global Indemnity Ltd.	30
10	Heritage Insurance Holdings, Inc.	146
10	Horace Mann Educators Corp.	352
33	National General Holdings Corp.	783
2	National Western Life Group, Inc.	525
6	Navigators Group, Inc. (The)	419
12	ProAssurance Corp.	415
3	Protective Insurance Corp.	56
42	Radian Group, Inc.	871
7	Stewart Information Services Corp.	299
20	Third Point Reinsurance Ltd. *	208
18	Tiptree, Inc.	114
14	United Fire Group, Inc.	612
		9,195
	INTERNET - 1.2%
38	Cars.com, Inc. *	866
84	DHI Group, Inc. *	204
20	Liberty Expedia Holdings, Inc. *	856
49	New Media Investment Group, Inc.	515
		2,441
	INVESTMENT COMPANIES - 0.0% **
13	Medallion Financial Corp. *	90

	IRON/STEEL - 1.0%
25	Carpenter Technology Corp.	1,146
46	Commercial Metals Co.	786
4	Friedman Industries, Inc.	31
3	Universal Stainless & Alloy Products, Inc. *	50
		2,013
	LEISURE TIME - 0.2%
23	Escalade, Inc.	257
13	Vista Outdoor, Inc. *	104
		361
	LODGING - 0.3%
44	BBX Capital Corp.	260
23	Century Casinos, Inc. *	208
21	Full House Resorts, Inc. *	42
10	Red Lion Hotels Corp. *	81
		591
	MACHINERY - DIVERSIFIED - 0.4%
10	Gencor Industries, Inc. *	124
16	SPX FLOW, Inc. *	510
18	Twin Disc, Inc. *	300
		934
	MEDIA - 3.7%
14	Emmis Communications Corp. *	50
52	EW Scripps Co. (The)	1,092
64	Gannett Co., Inc.	675
69	Gray Television, Inc. *	1,474
88	Liberty Latin America Ltd. *	1,712
3	Saga Communications, Inc.	100
20	Scholastic Corp.	795
40	Tribune Media Co.	1,846
		7,744
	METAL FABRICATE/HARDWARE - 0.6%
15	CIRCOR International, Inc. *	489
10	LB Foster Co. *	188
6	Northwest Pipe Co. *	144
11	Olympic Steel, Inc.	175
21	TimkenSteel Corp. *	228
		1,224
	MINING - 0.4%
84	Coeur Mining, Inc. *	343
204	Hecla Mining Co.	469
		812
	MISCELLANEOUS MANUFACTURER - 1.1%
10	GP Strategies Corp. *	122
6	Haynes International, Inc.	197
20	LSB Industries, Inc. *	125
84	Trinity Industries, Inc.	1,825
		2,269
	OFFICE FURNISHINGS - 0.0% **
2	Kewaunee Scientific Corp.	42

	OIL & GAS - 4.7%
108	Callon Petroleum Co. *	815
20	Carrizo Oil & Gas, Inc. *	249
86	Centennial Resource Development, Inc. *	756
81	CNX Resources Corp. *	872
80	Gulfport Energy Corp. *	642
33	Par Pacific Holdings, Inc. *	588
118	QEP Resources, Inc. *	919
102	Range Resources Corp.	1,146
67	Rowan Cos PLC *	723
6	SilverBow Resources, Inc. *	138
59	SM Energy Co.	1,032
265	Southwestern Energy Co. *	1,243
10	Trecora Resources *	91
26	Unit Corp. *	370
13	Whiting Petroleum Corp. *	340
		9,924
	OIL & GAS SERVICES - 2.7%
85	Archrock, Inc.	831
16	Dril-Quip, Inc. *	734
15	Era Group, Inc. *	173
18	Exterran Corp. *	303
13	Geospace Technologies Corp. *	168
78	Helix Energy Solutions Group, Inc. *	617
8	Mitcham Industries, Inc. *	31
16	Natural Gas Services Group, Inc. *	277
42	Newpark Resources, Inc. *	385
36	Nine Energy Service, Inc. *	815
62	NOW, Inc. *	866
12	Oceaneering International, Inc. *	189
12	Oil States International, Inc. *	204
11	Ranger Energy Services, Inc. *	88
		5,681
	PACKAGING & CONTAINERS - 0.3%
14	Multi-Color Corp.	698

	PHARMACEUTICALS - 1.0%
21	Foamix Pharmaceuticals Ltd. *	79
47	Mallinckrodt PLC *	1,022
6	Natural Alternatives International, Inc. *	69
30	Prestige Consumer Healthcare, Inc. *	897
		2,067
	PIPELINES - 0.3%
36	SemGroup Corp.	531

	REAL ESTATE - 0.9%
10	FRP Holdings, Inc. *	476
14	RE/MAX Holdings, Inc.	539
76	Realogy Holdings Corp.	866
-	Twin River Worldwide Holdings, Inc. *	3
		1,884
	RETAIL - 7.5%
54	Abercrombie & Fitch Co.	1,480
89	Ascena Retail Group, Inc. *	96
67	AutoNation, Inc. *	2,393
42	Barnes & Noble Education, Inc. *	176
47	Barnes & Noble, Inc.	255
76	Bed Bath & Beyond, Inc.	1,291
33	BMC Stock Holdings, Inc. *	583
18	Cannae Holdings, Inc. *	437
14	Cato Corp. (The)	210
28	Chico's FAS, Inc.	120
10	Citi Trends, Inc.	193
7	Conn's, Inc. *	160
32	Del Taco Restaurants, Inc. *	322
27	Express, Inc. *	116
13	EZCORP, Inc. *	121
47	GameStop Corp.	478
12	Genesco, Inc. *	547
2	Good Times Restaurants, Inc. *	5
12	Group 1 Automotive, Inc.	776
7	Haverty Furniture Cos., Inc.	153
12	Hibbett Sports, Inc. *	274
10	Kirkland's, Inc. *	70
19	MarineMax, Inc. *	364
3	Movado Group, Inc.	109
350	Office Depot, Inc.	1,270
80	Party City Holdco, Inc. *	635
3	Red Robin Gourmet Burgers, Inc. *	86
32	Regis Corp. *	629
22	Rush Enterprises, Inc.	920
39	Sonic Automotive, Inc.	578
39	TravelCenters of America LLC *	160
16	Vera Bradley, Inc. *	212
10	Vitamin Shoppe, Inc. *	70
22	Zumiez, Inc. *	547
		15,836
	SAVINGS & LOANS - 3.7%
15	Banc of California, Inc.	208
10	Berkshire Hills Bancorp, Inc.	272
25	Brookline Bancorp, Inc.	360
1	BSB Bancorp, Inc. *	33
35	Capitol Federal Financial, Inc.	467
1	Citizens Community Bancorp, Inc.	12
14	Community Bankers Trust Corp.	102
10	Dime Community Bancshares, Inc.	187
5	First Defiance Financial Corp.	144
3	First Financial Northwest, Inc.	47
9	Flushing Financial Corp.	197
2	FS Bancorp, Inc.	101
2	Hamilton Bancorp, Inc. *	29
5	Home Bancorp, Inc.	166
4	HomeTrust Bancshares, Inc.	101
2	HopFed Bancorp, Inc.	39
55	Investors Bancorp, Inc.	652
12	Meridian Bancorp, Inc.	188
15	Northfield Bancorp, Inc.	208
26	Northwest Bancshares, Inc.	441
11	OceanFirst Financial Corp.	265
14	Oritani Financial Corp.	233
14	Pacific Premier Bancorp, Inc.	371
20	Provident Financial Services, Inc.	518
4	Prudential Bancorp, Inc.	69
14	Riverview Bancorp, Inc.	102
4	SI Financial Group, Inc.	52
39	Sterling Bancorp	727
4	Territorial Bancorp, Inc.	108
16	United Community Financial Corp.	150
16	United Financial Bancorp, Inc.	230
16	Washington Federal, Inc.	462
7	Waterstone Financial, Inc.	115
11	WSFS Financial Corp.	425
		7,781
	SEMICONDUCTORS - 0.7%
16	Alpha & Omega Semiconductor Ltd. *	184
22	Cohu, Inc.	324
39	Photronics, Inc. *	368
58	Rambus, Inc. *	606
6	Richardson Electronics Ltd.	41
		1,523
	SOFTWARE - 1.2%
123	Allscripts Healthcare Solutions, Inc. *	1,173
72	Avaya Holdings Corp. *	1,212
6	Wayside Technology Group, Inc.	67
		2,452
	TELECOMMUNICATIONS - 2.2%
9	ADTRAN, Inc.	123
46	Consolidated Communications Holdings, Inc.	502
18	Digi International, Inc. *	228
76	Iridium Communications, Inc. *	2,009
25	Spok Holdings, Inc.	340
43	Telephone & Data Systems, Inc.	1,321
4	TESSCO Technologies, Inc.	62
12	Westell Technologies, Inc. *	24
		4,609
	TEXTILES - 0.0% **
18	Crown Crafts, Inc.	93

	TRANSPORTATION - 3.7%
19	ArcBest Corp.	585
19	Atlas Air Worldwide Holdings, Inc. *	961
10	Covenant Transportation Group, Inc. *	190
59	Eagle Bulk Shipping, Inc. *	274
25	Hub Group, Inc. *	1,021
18	Kirby Corp. *	1,352
27	Marten Transport Ltd.	481
12	Park-Ohio Holdings Corp.	389
25	Ryder System, Inc.	1,550
16	SEACOR Holdings, Inc. *	676
18	Tidewater, Inc. *	417
		7,896
	TRUCKING & LEASING - 0.2%
16	Greenbrier Cos, Inc.	516

	TOTAL COMMON STOCKS (Cost - $206,666)	207,333

	SHORT-TERM INVESTMENT - 4.9%
	MONEY MARKET FUND - 4.9%
10,314	BlackRock Liquidity Funds T-Fund Portfolio, to yield 2.31% (a)(Cost - $10,314)	10,314

	TOTAL INVESTMENTS - 103.1% (Cost - $216,980)	$217,647
	OTHER ASSETS LESS LIABILITIES - NET - (3.1)%	(6,537)
	TOTAL NET ASSETS - 100.0%	$211,110

*	Non-income producing security.
**	Represents less than 0.05%
	PLC - Public Limited Company
(a)	Money market rate shown represents the rate at March 31, 2019.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the Fair Value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Fund’s investments measured at fair value:

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$207,333	$-	$-	$207,333
Short-Term Investment	10,314	-	-	10,314
Total	$217,647	$-	$-	$217,647

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period. The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$216,980	$6,528	$(5,861)	$667

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/29/2019

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 5/29/2019